Interests in entities - Text details (Detail) - EUR (€) € in Millions	1 Months Ended	3 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Apr. 28, 2017	Apr. 30, 2017	Nov. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unconsolidated structured entities [Line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			€ 1,060
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					€ 1,039	€ 825
Non-controlling interests					€ 24	€ 907	€ 118
Number of consolidated subsidiaries not wholly owned					4	5
Materiality threshold on group sales, income from operations or net income					5.00%
Philips Lighting [Member]
Unconsolidated structured entities [Line items]
Interest in entity					29.01%	71.23%
Number of shares sold	17,100,000	48,250,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					€ 327
Difference between the proceeds and the carrying value of the shares sold in a transaction that do not result in loss of control					352
Costs related to the accelerated bookbuild in a transaction that do not result in loss of control					6
Certain reallocations of currency translation adjustments to non-controlling interests in a transaction that do not result in loss of control					19
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				€ 599
Philips Medical Capital LLC [Member]
Unconsolidated structured entities [Line items]
Stake in unconsolidated structured entity					€ 29	€ 25